BOARD OF DIRECTORS

Enrique R. Arzac(1,3)           Augustine R. Marusi(1,3)
Allan Comrie(1,3)               W. Perry Neff(3,4)
Daniel E. Emerson(2,4)          Douglas G. Ober(1)
Thomas H. Lenagh(2,4)           Landon Peters(1,2)
W.D. MacCallan(1,3)             John J. Roberts(1,4)
                Robert J.M. Wilson(2,4)

1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Committee

OFFICERS

Douglas G. Ober             Chairman and
                              Chief Executive Officer
Richard F. Koloski          President
Joseph M. Truta             Executive Vice President
Nancy J. F. Prue            Vice President--Research
Maureen A. Jones            Vice President and Treasurer
Lawrence L. Hooper, Jr.     Secretary and
                              General Counsel
Dana M. Cannon              Assistant Treasurer
Geraldine H. Stegner        Assistant Secretary

                         ----------
                         STOCK DATA
                         ----------
Price (3/31/98)                         $39.0625
Net Asset Value (3/31/98)               $43.18
Discount:                                 9.5%

New York Stock Exchange and Pacific Exchange ticker symbol: PEO

Newspaper stock listings are generally under the abbreviation: PetRs

                    ---------------------
                    DISTRIBUTIONS IN 1998
                    ---------------------
From Investment Income                   $0.32
  (Paid or declared)
From Net Realized Gains                   0.08
                                         -----
    Total                                $0.40
                                         =====

                ---------------------------
                1998 DIVIDEND PAYMENT DATES
                ---------------------------
                       March 1, 1998
                       June 1, 1998
                     September 1, 1998*
                     December 27, 1998*
                *Anticipated


[recycled logo] Printed on Recycled Paper





                              FIRST QUARTER REPORT




                                 March 31, 1998




                                   PETROLEUM
                                   & RESOURCES
                                     CORPORATION(R)

                             INVESTING IN RESOURCES
                               FOR THE FUTURE(R)

                             LETTER TO STOCKHOLDERS

We are pleased to submit the financial statements of the Corporation for the three months ended March 31, 1998. In addition there is a schedule of investments provided along with other financial information.

Net assets of the Corporation at March 31, 1998 were $43.18 per common share, as compared with $41.46 per common share at December 31, 1997 on the 13,422,787 common shares outstanding on each date. The total return on net assets (with reinvestment of income and capital gains distributions) for the period was 4.7%. On March 1, 1998, a distribution of $0.20 per share was paid consisting of $0.08 from 1997 long-term capital gain, $0.03 from 1997 investment income and $0.09 from 1998 investment income, all taxable in 1998. A regular 1998 investment income dividend of $0.20 per share has been declared to common shareholders of record May 20, 1998, payable June 1, 1998.

Net investment income for the three months ended March 31, 1998 amounted to $1,997,276, compared with $2,320,975 for the same period in 1997. These earnings are equivalent to $0.15 and $0.18 per common share, respectively, on the average number of common shares outstanding during each period.

Net capital gain realized on investments for the three months ended March 31, 1998 amounted to $4,220,357, the equivalent of $0.31 per common share.

The Annual Shareholders Meeting was held on March 31, 1998 in Houston, Texas. The results of the voting at the meeting are shown on page 10.

Upon conclusion of the business portion of the meeting, management reviewed the portfolio's performance in 1997 and discussed the outlook for energy in the future.

The Corporation is an internally-managed equity fund emphasizing petroleum and natural resource investments. The investment policy of the fund is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments and, in addition, an opportunity for capital appreciation.

By order of the Board of Directors,

/s/ DOUGLAS G. OBER
_______________________
Douglas G. Ober,
Chairman and
Chief Executive Officer


/s/ RICHARD F. KOLOSKI
_______________________
Richard F. Koloski,
President

April 17, 1998

                      STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 1998
                                  (unaudited)

ASSETS
Investments* at value:
   Common stocks and convertible securities
      (cost $281,598,768)                          $551,352,151
   Short-term investments (cost $27,254,571)         27,254,571     $578,606,722
---------------------------------------------------------------
Cash                                                                      25,195
Receivables:
   Investment securities sold                                          1,415,328
   Dividends and interest                                                900,982
Prepaid expenses                                                       1,256,379
--------------------------------------------------------------------------------
         Total Assets                                                582,204,606
--------------------------------------------------------------------------------
LIABILITIES
Investment securities purchased                                          477,138
Open option contracts at value (proceeds $226,555)                       218,437
Accrued expenses                                                       1,963,498
--------------------------------------------------------------------------------
         Total Liabilities                                             2,659,073
--------------------------------------------------------------------------------
         NET ASSETS                                                 $579,545,533
================================================================================
NET ASSETS
Common Stock at par value $1.00 per share, authorized
   25,000,000 shares; issued and outstanding 13,422,787 shares      $ 13,422,787
Additional capital surplus                                           291,781,629
Undistributed net investment income                                      386,542
Undistributed net realized gain on investments                         4,193,074
Unrealized appreciation on investments                               269,761,501
--------------------------------------------------------------------------------
         NET ASSETS APPLICABLE TO COMMON STOCK                      $579,545,533
================================================================================
         NET ASSET VALUE PER SHARE OF COMMON STOCK                        $43.18
================================================================================

* See Schedule of Investments on pages 7 and 8.

The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS

                       Three Months Ended March 31, 1998
                                  (unaudited)

INVESTMENT INCOME
   Income:
      Dividends                                                      $ 2,205,235
      Interest                                                           525,364
--------------------------------------------------------------------------------
         Total income                                                  2,730,599
--------------------------------------------------------------------------------
   Expenses:
      Investment research                                                356,716
      Administration and operations                                      157,843
      Directors' fees                                                     51,750
      Reports and stockholder communications                              44,408
      Transfer agent, registrar and custodian expenses                    32,120
      Auditing services                                                   12,990
      Legal services                                                       5,145
      Occupancy and other office expenses                                 27,431
      Travel, telephone and postage                                       18,433
      Other                                                               26,487
--------------------------------------------------------------------------------
         Total expenses                                                  733,323
--------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                         1,997,276
--------------------------------------------------------------------------------
REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS
   Net realized gain on security transactions                          4,220,357
   Change in unrealized appreciation on investments                   19,559,908
--------------------------------------------------------------------------------
         NET GAIN ON INVESTMENTS                                      23,780,265
--------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                       $25,777,541
================================================================================

The accompanying notes are an integral part of the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Three Months        Year ended
                                                                   ended          December 31,
                                                              March 31, 1998          1997
                                                              --------------      -------------
                                                                (unaudited)
FROM OPERATIONS:
   Net investment income                                         $ 1,997,276      $ 10,026,876
   Net realized gain on investments                                4,220,357        20,397,716
   Change in unrealized appreciation on investments               19,559,908        58,417,921
-----------------------------------------------------------------------------------------------
         Change in net assets resulting from operations           25,777,541        88,842,513
-----------------------------------------------------------------------------------------------
DIVIDENDS TO STOCKHOLDERS FROM:
   Net investment income                                          (1,610,734)      (10,060,682)
   Net realized gain from investment transactions                 (1,073,823)      (20,382,678)
-----------------------------------------------------------------------------------------------
         Decrease in net assets from distributions                (2,684,557)      (30,443,360)
-----------------------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
   Value of common shares issued in payment
      of optional distributions                                       -0-           13,464,406
-----------------------------------------------------------------------------------------------
         TOTAL INCREASE (DECREASE) IN NET ASSETS                  23,092,984        71,863,559
NET ASSETS:
   Beginning of period                                           556,452,549       484,588,990
-----------------------------------------------------------------------------------------------
   End of period (including undistributed net
      investment income of $386,542 and $0, respectively)       $579,545,533      $556,452,549
===============================================================================================

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a diversified investment company. The Corporation's investment objectives as well as the nature and risk of its investment transactions are set forth in the Corporation's registration statement.

SECURITY VALUATION--Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments are stated at cost which, when combined with accrued interest receivable, approximates value. Options are valued at the last sale price or last quoted asked price.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. FEDERAL INCOME TAXES

The Corporation's policy is to distribute all its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at March 31, 1998 was $309,041,951, and net unrealized appreciation aggregated $269,791,325, of which the related gross unrealized appreciation and depreciation were $275,918,502 and $6,127,177, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Corporation's capital accounts to reflect income and gains available for distribution under income tax regulations.

3. INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than options and short-term investments, during the three months ended March 31, 1998 were $10,146,739 and $21,598,557, respectively. Option transactions comprised an insignificant portion of operations during the period ended March 31, 1998. All investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

4. CAPITAL STOCK

The Corporation may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable. No purchases were made during the three months ended March 31, 1998.

The Corporation has 5,000,000 unissued preferred shares without par value.

The Corporation has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 815,000 shares of the Corporation's common stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the optionees to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the common stock at the date of surrender. Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Corporation during subsequent years. At the beginning of 1998, there were 148,259 options outstanding at a weighted average exercise price of $19.7580 per share. During the three months ended March 31, 1998, the Corporation granted options including stock appreciation rights for 14,098 shares of common stock with an exercise price of $36.875; stock appreciation rights relating to 6,534 stock option shares were exercised at a weighted average market price of $35.1875 per share and the stock options relating to these rights, which had a weighted average exercise price of $21.2127 per share, were cancelled. At March 31, 1998, there were outstanding exercisable options to purchase 41,035 common shares at $16.9850-$32.2975 (weighted average price of $19.2035) per share and unexercisable options to purchase 114,788 common shares at $18.465-$36.795 per share (weighted average price of $25.7011). The weighted average remaining contractual life of outstanding exercisable and unexercisable options was 4.9735 years and 7.3141 years, respectively. The total compensation expense for stock options and stock appreciation rights recognized for the three months ended March 31, 1998 was $262,102. At March 31, 1998, there were 336,250 shares available for future option grants.

5. RETIREMENT PLANS

The Corporation provides retirement benefits for its employees under a non-contributory qualified defined benefit pension plan. The benefits are based on years of service and compensation during the last 36 months of employment. The Corporation's current funding policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes. The plan assets consist primarily of investments in mutual funds.

The actuarially computed net pension cost credit for the three months ended March 31, 1998 was $21,000, and consisted of service expense of $17,146, interest expense of $39,567, expected return on plan assets of $67,593, and a net amortization credit of $10,120.

In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted-average discount rate and the expected rate of annual compensation increase was 7.0% and the expected long-term rate of return on plan assets was 8.0%.

On January 1, 1998, the accumulated benefit obligation, including vested benefits, was $1,669,968. The fair value of the plan assets was $4,085,098 and the projected benefit obligation for service rendered to date was $2,362,410, which resulted in excess plan assets of $1,722,688. The remaining components of prepaid pension cost included $518,918 in unrecognized net gain, $195,754 in unrecognized prior service cost and $143,398 is the remaining portion of the unrecognized net asset existing at January 1, 1988, which is being amortized over 15 years. Prepaid pension cost included in prepaid expenses at March 31, 1998 was $1,237,719.

In addition, the Corporation has a nonqualified unfunded benefit plan which provides employees with defined retirement benefits to supplement the qualified plan. The Corporation does not provide postretirement medical benefits.

6. EXPENSES

The cumulative amount of accrued expenses at March 31, 1998 for employees and former employees of the Corporation was $1,894,646. Aggregate remuneration paid or accrued during the three months ended March 31, 1998 to officers and directors amounted to $471,630.

Research, accounting and other office services provided by and reimbursed to The Adams Express Company, an investment company which owned 8.5% of the Corporation's common stock, amounted to $116,627 for the three months ended March 31, 1998.

7. PORTFOLIO SECURITIES LOANED

The Corporation makes loans of securities to brokers, collateralized by cash deposits, U.S. Government securities, or bank letters of credit, the value of which exceeds the market value of such loaned securities. The Corporation receives compensation for lending securities in the form of fees. The Corporation continues to receive dividends on the securities loaned. At March 31, 1998, the value of security loans outstanding was $1,157,813.

                              FINANCIAL HIGHLIGHTS

                                      Three Months Ended
                                      ------------------
                                          (unaudited)                     Year Ended December 31
                                     March 31,   March 31,   --------------------------------------------------
                                       1998        1997      1997       1996       1995       1994      1993
                                     ---------   ---------   ----       ----       ----       ----      ----
PER SHARE OPERATING
PERFORMANCE*
Net asset value, beginning of
   period                            $41.46      $37.09     $37.09     $31.51     $26.84     $29.64     $27.66
---------------------------------------------------------------------------------------------------------------
   Net investment income               0.15        0.18       0.77       0.79       0.86       0.94       0.92
   Net realized gains and change in
      unrealized appreciation and
      other changes                    1.77       (0.79)      5.93       6.93       5.90      (1.64)      3.30
---------------------------------------------------------------------------------------------------------------
Total from investment operations       1.92       (0.61)      6.70       7.72       6.76      (0.70)      4.22
Less distributions
   Dividends from net investment
      income
      To preferred shareholders         --          --         --         --         --         --       (0.12)
      To common shareholders          (0.12)      (0.12)     (0.77)     (0.82)     (0.87)     (0.92)     (0.82)
   Distributions from net realized
      gains
      To common shareholders          (0.08)      (0.08)     (1.56)     (1.32)     (1.22)     (1.18)     (1.30)
---------------------------------------------------------------------------------------------------------------
Total distributions                   (0.20)      (0.20)     (2.33)     (2.14)     (2.09)     (2.10)     (2.24)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $43.18      $36.28     $41.46     $37.09     $31.51     $26.84     $29.64
===============================================================================================================
Per share market price, end of
   period                            $39.0625    $33.375    $36.50     $34.75     $28.25     $25.25     $27.50
TOTAL INVESTMENT RETURN
   Based on market price               7.6%       (3.4)%     11.7%      31.2%      20.5%      (0.7)%     17.4%

RATIOS/SUPPLEMENTAL DATA
   Net assets applicable to common
      stock, end of period
      (in 000's)                    $579,546    $473,992   $556,453   $484,589   $401,405   $332,279   $355,837
   Ratio of expenses to average net
      assets                           0.35%+      0.34%+     0.47%      0.63%      0.57%      0.42%      0.57%
   Ratio of net investment income
      to average net assets            1.63%+      1.94%+     1.91%      2.31%      2.89%      3.19%      2.61%
   Portfolio turnover                  7.67%+     13.29%+    13.09%     15.50%     15.86%     10.95%     10.16%
   Average brokerage commission rate  $0.06       $0.07      $0.06      $0.06        --         --         --
Number of shares outstanding at
   end of period (in 000's)           13,423      13,066     13,423     13,066     12,739     12,380     12,007

--------------
* Selected data for each share of common stock outstanding throughout each period.
+ Ratios presented on an annualized basis.

                            SCHEDULE OF INVESTMENTS

                                 March 31, 1998
                                  (unaudited)

                                             Prin. Amt.
                                             or Shares         Value (A)
                                             ----------        ---------
STOCKS AND CONVERTIBLE SECURITIES--95.1%
   ENERGY--77.5%
     INTERNATIONALS -- 25.0%
       British Petroleum plc ADR               177,916       $ 15,311,896
       Chevron Corp.                           110,000          8,834,375
       Exxon Corp.                             330,000         22,316,250
       Mobil Corp.                             240,000         18,390,000
       Royal Dutch Petroleum Co.               868,000         49,313,251
       "Shell" Transport and Trading
         Co., plc ADR                          240,000         10,620,000
       Texaco Inc.                             186,775         11,253,194
       TOTAL S.A. ADR                          150,000          9,009,375
                                                             ------------
                                                              145,048,341
                                                             ------------
     DOMESTICS--10.9%
       Amoco Corp.                              50,000          4,318,750
       Ashland Inc.                            115,950          6,565,669
       Atlantic Richfield Co.                   90,000          7,076,250
       Kerr McGee Corp.                         94,100          6,545,831
       Murphy Oil Corp.                        100,000          5,012,500
       Pennzoil Co. 6.50% Conv.
         Exch. Sr. Debs. due 2003           $2,000,000          3,840,000
       Phillips Petroleum Co.                   90,000          4,494,375
       Tesoro Petroleum Corp. (B)              300,000          5,362,500
       TOSCO Corp.                             175,000          6,168,750
       Unocal Capital Trust $3.125
         Conv. Pfd.                             72,540          4,062,240+
       Unocal Corp.                            150,000          5,803,125
       Valero Energy Corp.                     125,000          4,171,875
                                                             ------------
                                                               63,421,865
                                                             ------------
     PRODUCERS--12.3%
       Anadarko Petroleum Corp.                 90,000          6,210,000
       Apache Corp.                             97,783          3,593,525
       Barrett Resources Corp. (B)             125,000          4,367,187
       Burlington Resources                     80,000          3,835,000
       Devon Energy Corp.                      152,400          5,924,550
       Enron Oil & Gas Co.                     190,000          4,358,125
       Noble Affiliates Inc.                    91,855          3,823,464
       Occidental Petroleum Corp.
         $3.00 Conv. Exch. Pfd.                 30,000          2,220,000
       Occidental Petroleum Corp.              175,000          5,107,813
       Ocean Energy, Inc. (B)                  436,150         10,276,784
       Oryx Energy Co. 7.50% Conv.
         Sub. Debs. due 2014                $1,500,000          1,496,250
       Oryx Energy Co. (B)                     125,000          3,250,000
       Seagull Energy Corp. (B)                230,000          4,413,125
       Talisman Energy, Inc. (B)                55,000          1,650,000
       Union Pacific Resources
         Group, Inc.                           225,816          5,391,357
       Vastar Resources, Inc.                  125,000          5,429,688
                                                             ------------
                                                               71,346,868
                                                             ------------
     DISTRIBUTORS--16.6%
       AGL Resources, Inc.                     200,000          4,300,000
       Atmos Energy Corp.                      200,000          5,925,000
       Coastal Corp.                           110,000          7,163,750
       El Paso Natural Gas Co.                  75,000          5,296,875
       Energen Corp.                           350,000          7,700,000
       Enron Corp. 6.25% Exch Notes
         due 1998                              175,000          3,871,875


                                             Prin. Amt.
                                             or Shares         Value (A)
                                             ----------        ---------
       Enron Corp. $12.97 Conv.
         Pfd. Ser. J                            25,000        $15,825,470
       Equitable Resources Inc.                100,000          3,325,000
       KN Energy, Inc.                         120,000          7,087,500
       LG&E Energy Corp.                       150,000          3,871,875
       MCN Corp.                               190,000          7,101,250
       National Fuel Gas Co.                   100,000          4,700,000
       New Jersey Resources, Inc.              185,000          7,249,688
       Questar Corp.                           134,000          5,569,375
       Washington Gas Light Co.                100,000          2,737,500
       Western Gas Resources Inc.              235,000          4,465,000
                                                             ------------
                                                               96,190,158
                                                             ------------
     SERVICES--12.7%
       BJ Services Co. (B)                     200,000          7,287,500
       Camco International Inc.                130,000          7,865,000
       Diamond Offshore Drilling, Inc.          96,800          4,392,300
       ENSCO International, Inc.               200,000          5,575,000
       EVI Inc. (B)                             25,000          1,157,813
       Halliburton Co.                         140,000          7,017,500
       Loews Corp. 3.125%
         Exch. Sub. Debs Due 2027            1,500,000          1,432,500
       Santa Fe International Corp.            110,000          4,173,125
       Schlumberger Ltd.                       172,200         13,044,150
       Transocean Offshore Inc.                230,000         11,830,625
       Weatherford/Enterra Inc. (B)            120,000          5,092,500
       Western Atlas Inc. (B)                   59,000          4,565,125
                                                             ------------
                                                               73,433,138
                                                             ------------
   BASIC INDUSTRIES--17.5%
     BASIC MATERIALS--4.8%
       Calgon Carbon Corp.                     184,800          2,159,850
       du Pont (E.I.) de Nemours & Co.          80,000          5,440,000
       Freeport-McMoRan Copper &
         Gold Inc.                             127,603          2,384,581
       Inco Ltd. 5.75% Conv. Debs.
         due 2004                           $3,000,000          2,947,500
       Medusa Corp.                            100,000          6,112,500
       Olin Corp.                              100,000          4,693,750
       United Water Resources, Inc.            233,700          4,221,206
                                                             ------------
                                                               27,959,387
                                                             ------------
     CAPITAL GOODS & OTHER--7.0%
       Caterpillar Inc.                        100,000          5,506,250
       Deere & Co.                             110,000          6,813,125
       Dover Corp.                             200,400          7,615,200
       General Electric Co.                    200,000         17,237,500
       Quaker State Corp.                      192,300          3,617,644
                                                             ------------
                                                               40,789,719
                                                             ------------
     PAPER AND FOREST PRODUCTS--5.7%
       Boise Cascade                           150,000          5,409,375
       Consolidated Papers, Inc.                67,800          4,339,200
       Fort James Corp.                        150,000          6,918,750
       Kimberly-Clark Corp.                    130,000          6,516,250
       Mead Corp.                              145,000          5,192,813
       Temple-Inland, Inc.                      75,000          4,659,375
                                                             ------------
                                                               33,035,763
                                                             ------------
   OTHER
       Stocks under accumulation                                  126,912
                                                             ------------
   TOTAL STOCKS AND CONVERTIBLE SECURITIES
       (Cost $281,598,768) (C)                                551,352,151
                                                             ------------

                                 March 31, 1998
                                  (unaudited)

                                             Prin. Amt.        Value (A)
                                             ----------        ---------
SHORT-TERM INVESTMENTS--4.7%
   U.S. GOVERNMENT OBLIGATIONS--0.9%
      U.S. Treasury Bills 5.14%,
      due 5/28/98                           $5,000,000       $  4,959,317
                                                             ------------
                                                                4,959,317
                                                             ------------
   CERTIFICATES OF DEPOSIT --0.9%
      Old Kent Bank & Trust,
         5.45%, due 3/12/98                  5,000,000          5,000,000
                                                             ------------
                                                                5,000,000
                                                             ------------
   COMMERCIAL PAPER -- 2.9%
      Chevron UK Investment PLC,
         5.53%, due 4/2/98                   5,000,000          4,999,232
      Ford Motor Credit Corp.,
         5.53%, due 4/16/98                  5,400,000          5,387,558


                                             Prin. Amt.        Value (A)
                                             ----------        ---------
   Deere (John) Capital Corp.,
      5.48%, due 4/23/98                    $3,750,000       $  3,737,442
   General Electric Capital Corp.,
      5.56%-5.57%,
      due 4/16/98-4/23/98                    3,175,000          3,171,022
                                                             ------------
                                                               17,295,254
                                                             ------------
TOTAL SHORT-TERM INVESTMENTS
    (Cost $27,254,571)                                         27,254,571
                                                             ------------
TOTAL INVESTMENTS
   (Cost $308,853,339)                                        578,606,722
   Cash, receivables and other
      assets, less liabilities                                    938,811
                                                             ------------
NET ASSETS-- 100.0%                                          $579,545,533
                                                             ============
=========================================================================
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange or the American Stock Exchange except restricted securities and also those marked (+), which are traded "Over-the-Counter."
(B) Presently non-dividend paying.
(C) The aggregate market value of stocks held in escrow at March 31, 1998 covering open call option contracts written was $5,171,875. In addition, the required aggregate market value of securities segregated by the custodian to collateralize open put option contracts written was $2,975,000.

                        HISTORICAL FINANCIAL STATISTICS

                                Value of                                                 Per Common Share
                               Net Assets                            Net           ------------------------------
                               Applicable                            Asset          Dividends       Distributions
                                   to             Common           Value per        from Net          from Net
                                 Common           Shares            Common         Investment         Realized
 Dec. 31                          Stock         Outstanding          Share           Income             Gains
 -------                       ----------       -----------        ---------       ----------       -------------
 1988                        $248,370,688        9,997,584          $24.84            $ .92             $1.20
 1989                         322,866,019       10,384,600           31.09             1.20              1.20
 1990                         308,599,851       10,793,289           28.59             1.10              1.25
 1991                         314,024,187       11,185,572           28.07              .92              1.23
 1992                         320,241,282       11,579,503           27.66              .77              1.23
 1993                         355,836,592       12,006,671           29.64              .82              1.30
 1994                         332,279,398       12,380,300           26.84              .92              1.18
 1995                         401,404,971       12,739,383           31.51              .87              1.22
 1996                         484,588,990       13,065,819           37.09              .82              1.32
 1997                         556,452,549       13,422,787           41.46              .77              1.56
 March 31, 1998 (unaudited)   579,545,533       13,422,787           43.18              .32*              .08

--------------
*Paid or declared.

                    PRINCIPAL CHANGES IN PORTFOLIO SECURITIES

                  During the Three Months Ended March 31, 1998
                                   (unaudited)

                                                                       Shares or Principal Amount
                                                             ------------------------------------------------
                                                                                                    Held
                                                             Additions       Reductions        March 31, 1998
                                                             ---------       ----------        --------------
 BJ Services Co.                                               100,000(1)                            200,000
 Energen Corp.                                                 175,000(1)                            350,000
 EVI Inc.                                                       25,000                                25,000
 Fort James Corp.                                              150,000                               150,000
 Ocean Energy, Inc.                                            316,150(2)                            436,150
 Oryx Energy Co.                                                40,000                               125,000
 Santa Fe International Corp.                                   20,000                               110,000
 Amerada Hess Corp.                                                              50,000                --
 EVI Inc. 5% Conv. Sub Debs Due 2027                                             60,000                --
 Jacobs Engineering Group                                                       150,000                --
 Quaker State Corp.                                                              57,700              192,300
 KN Energy, Inc.                                                                 30,000              120,000
 Olin Corp.                                                                      40,000              100,000
 SEACOR Holdings, Inc.                                                           70,000                --
 Tidewater, Inc.                                                                 90,000                --
 United Meridian Corp.                                                          123,500(2)             --

-------------
(1) By stock split.
(2) Received 2.34 shares for each share of Ocean Energy, Inc. held and 1.3 shares in exchange for each share of United Meridian Corp. held. Also includes 4,000 shares sold separately.

                              -------------------
                                  COMMON STOCK
                     Listed on the New York Stock Exchange
                            and the Pacific Exchange

              TRANSFER AGENT, REGISTRAR & CUSTODIAN OF SECURITIES
                              The Bank of New York
                               101 Barclay Street
                               New York, NY 10286
          The Bank's Shareholder Relations Department: (800) 432-8224
                  E-Mail Address: Shareowner-svcs@bankofny.com
                         THE CORPORATE OFFICE ADDRESS:
             Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                 THE CORPORATE WEBSITE ADDRESS: www.peteres.com
               THE CORPORATE E-MAIL ADDRESS: contact@peteres.com
        THE CORPORATE OFFICE TELEPHONE: (410) 752-5900 or (800) 638-2479
                       COUNSEL: Chadbourne & Parke L.L.P.
               INDEPENDENT ACCOUNTANTS: Coopers & Lybrand L.L.P.

     -------------------------------------------------------------------------
     This report, including the financial statements herein, is transmitted to the stockholders of Petroleum & Resources Corporation for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Corporation or of any securities mentioned in this report.
     -------------------------------------------------------------------------

                         ANNUAL MEETING OF STOCKHOLDERS

The Annual Meeting of Stockholders was held on March 31, 1998. For those nominated, the following votes were cast for directors:

                                              votes for        votes withheld
                                              ---------        --------------
      (A)   Enrique R. Arzac:                 11,655,087           197,656

      (B)   Allan Comrie:                     11,597,030           255,713

      (C)   Daniel E. Emerson:                11,624,340           228,403

      (D)   Thomas H. Lenagh:                 11,568,497           284,246

      (E)   W. D. MacCallan:                  11,646,516           206,227

      (F)   Augustine R. Marusi:              11,572,878           279,865

      (G)   W. Perry Neff:                    11,612,280           240,463

      (H)   Douglas G. Ober:                  11,667,250           185,493

      (I)   Landon Peters:                    11,643,077           209,666

      (J)   John J. Roberts:                  11,627,021           225,722

      (K)   Robert J.M. Wilson:               11,634,165           218,578


A proposal to approve and ratify the selection of Coopers & Lybrand L.L.P. as the firm of independent accountants of the Corporation for 1998 was approved with 11,632,982 votes for, 90,369 votes against and 129,392 votes abstaining.

                          SHAREHOLDER INFO AND SERVICES

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) Three interim distributions on or about March, June and September 1st. (b) A "year-end" payment consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31st, payable in late December. Stockholders may elect to receive this payment in stock or cash. In connection with this payment, all STOCKHOLDERS OF RECORD are sent a dividend announcement notice and an election card in mid-November. The following options are available:

(1) Full shares of stock for the combined income dividend and capital gain distribution to the extent possible.

(2) Full shares of stock for the capital gain distribution to the extent possible. Fractional shares and the income dividend are paid in cash. Without a timely response, stockholders will be paid in accordance with this option.

(3) Both the income dividend and capital gain distribution in cash.

STOCKHOLDERS HOLDING SHARES IN "STREET" OR BROKERAGE ACCOUNTS MAY MAKE ONE OF THE ABOVE ELECTIONS BY NOTIFYING THEIR BROKERAGE HOUSE REPRESENTATIVE.

AUTOMATIC DIVIDEND REINVESTMENT PLAN

FOR REGISTERED STOCKHOLDERS

Stockholders of record of Petroleum stock have two additional ways to increase their investment in the Corporation.

The Bank of New York's Automatic Dividend Reinvestment Plan provides that its participants' four distributions are automatically invested in additional shares of Petroleum common stock. New shares acquired are held on a book basis by the Bank.

Additionally, after enrolling in the Plan, participants are eligible to make cash payments in any amount from $50.00.

The Bank provides participants with reinvestment confirmations after each dividend or cash payment. The Bank's fee for this service is 10% of the amount received up to a maximum of $2.50 for the interim dividend payments and cash payments. There is no charge for the "year-end" distribution.

The Bank's plan also provides for the deposit of certificate shares into the participants' "book share" account for a one-time charge of $5.00.

A brochure and enrollment card may be obtained by calling the Bank at (800) 432-8224 or by writing to the address below.

WHAT'S NEW IN 1998?

For shareholders whose stock is held by a broker in "street" name, The Bank of New York's Automatic Dividend Reinvestment Plan is now available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in this Plan.

                        --------------

THE CORPORATION                          THE TRANSFER AGENT
Petroleum & Resources Corp.              The Bank of New York
Lawrence L. Hooper, Jr.,                 Shareholder Relations
Secretary and General                      Dept.-11E
  Counsel                                P.O. Box 11258
Seven St. Paul Street,                   Church Street Station
  Suite 1140                             New York, NY 10286
Baltimore, MD 21202                      (800) 432-8224
(800) 638-2479                           Website: http://stock.
Website:                                   bankofny.com
www.peteres.com                          E-mail:
E-mail:                                  Shareowner-svcs@
contact@peteres.com                        bankofny.com